Note 22 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-hedging interest rate swaps	$ (11,633)
Gain / (loss) on derivative instruments, net (Note 22)	17,288	$ 2,698	$ (1,246)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Non-hedging interest rate swaps	12,207	(182)	(380)
Forward Freight Agreements [Member]
Gain / (loss) on derivative instruments, net (Note 22)	5,420	108	0
Bunker Swap Agreements [Member]
Non-hedging interest rate swaps	2,510	12
Gain / (loss) on derivative instruments, net (Note 22)	(1,490)	(12)	0
Foreign Exchange Forward [Member]
Gain / (loss) on derivative instruments, net (Note 22)	$ 1,151	$ 2,784	$ (866)